Financial instruments (Details 5) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		507
Transfers in, liabilities		0
Transfers out, liabilities		(263)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		0
Settlements, liabilities		(204)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(4)
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		(36)
Balance at end of period, liabilities		0
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	193
Transfers in, liabilities	0
Transfers out, liabilities	(195)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	0
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	2
Balance at end of period, liabilities	0
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,343	9,200
Transfers in, liabilities	704	836
Transfers out, liabilities	(980)	(844)
Purchases, liabilities	36	134
Sales, liabilities	(271)	(192)
Issuances, liabilities	465	453
Settlements, liabilities	(1,282)	(1,070)
Gain (loss) on transfers in/out included in trading revenues, liabilities	41	(29)
Gain (loss) on all other activity included in trading revenues, liabilities	47	950
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	28	(946)
Balance at end of period, liabilities	6,131	8,492
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,588	1,341
Transfers in, liabilities	79	26
Transfers out, liabilities	(377)	(10)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	63	11
Settlements, liabilities	(66)	(102)
Gain (loss) on transfers in/out included in trading revenues, liabilities	23	(11)
Gain (loss) on all other activity included in trading revenues, liabilities	13	(146)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	11	(118)
Balance at end of period, liabilities	1,334	991
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,836	2,941
Transfers in, liabilities	1	59
Transfers out, liabilities	(167)	(33)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	3
Settlements, liabilities	(496)	(324)
Gain (loss) on transfers in/out included in trading revenues, liabilities	20	(1)
Gain (loss) on all other activity included in trading revenues, liabilities	1	640
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	10	(320)
Balance at end of period, liabilities	2,205	2,965
Trading Liabilities | Equity/index-related derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,022	2,940
Transfers in, liabilities	62	94
Transfers out, liabilities	(109)	(232)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	236	185
Settlements, liabilities	(191)	(190)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(32)	26
Gain (loss) on all other activity included in trading revenues, liabilities	(99)	252
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	0	(319)
Balance at end of period, liabilities	889	2,756
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,520	1,256
Transfers in, liabilities	520	623
Transfers out, liabilities	(313)	(507)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	69	123
Settlements, liabilities	(459)	(276)
Gain (loss) on transfers in/out included in trading revenues, liabilities	30	(43)
Gain (loss) on all other activity included in trading revenues, liabilities	(113)	203
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	2	(129)
Balance at end of period, liabilities	1,256	1,250
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	236	123
Transfers in, liabilities	4	43
Transfers out, liabilities	(60)	(18)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	129	226
Settlements, liabilities	(233)	(137)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(6)	1
Gain (loss) on all other activity included in trading revenues, liabilities	9	5
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(1)	(20)
Balance at end of period, liabilities	78	223
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,715	16,797
Transfers in, liabilities	1,493	3,535
Transfers out, liabilities	(1,654)	(5,630)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,438	4,005
Settlements, liabilities	(2,852)	(4,963)
Gain (loss) on transfers in/out included in trading revenues, liabilities	116	54
Gain (loss) on all other activity included in trading revenues, liabilities	351	546
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	70	(1,712)
Balance at end of period, liabilities	11,677	12,632
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	7,576	9,488
Transfers in, liabilities	657	804
Transfers out, liabilities	(852)	(1,121)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,039	1,759
Settlements, liabilities	(1,517)	(2,282)
Gain (loss) on transfers in/out included in trading revenues, liabilities	59	(9)
Gain (loss) on all other activity included in trading revenues, liabilities	152	337
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	53	(982)
Balance at end of period, liabilities	7,167	7,994
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,585	6,825
Transfers in, liabilities	744	2,577
Transfers out, liabilities	(716)	(4,398)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	173	2,043
Settlements, liabilities	(1,171)	(2,441)
Gain (loss) on transfers in/out included in trading revenues, liabilities	53	57
Gain (loss) on all other activity included in trading revenues, liabilities	147	224
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	6	(683)
Balance at end of period, liabilities	2,821	4,204
Other liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,891	3,734
Transfers in, liabilities	131	507
Transfers out, liabilities	(46)	(155)
Purchases, liabilities	273	157
Sales, liabilities	(668)	(225)
Issuances, liabilities	1	1
Settlements, liabilities	(219)	(211)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(7)	(30)
Gain (loss) on all other activity included in trading revenues, liabilities	80	163
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	115	129
Foreign currency translation impact, liabilities	7	(365)
Balance at end of period, liabilities	3,558	3,705
Other liabilities: | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,909	1,849
Transfers in, liabilities	72	499
Transfers out, liabilities	(19)	(131)
Purchases, liabilities	266	124
Sales, liabilities	(661)	(207)
Issuances, liabilities	0	0
Settlements, liabilities	(46)	(9)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	(5)
Gain (loss) on all other activity included in trading revenues, liabilities	144	159
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	6	(194)
Balance at end of period, liabilities	1,671	2,085
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	24,378	30,361
Transfers in, liabilities	2,332	4,921
Transfers out, liabilities	(2,935)	(6,910)
Purchases, liabilities	309	291
Sales, liabilities	(939)	(417)
Issuances, liabilities	2,033	4,685
Settlements, liabilities	(4,586)	(6,585)
Gain (loss) on transfers in/out included in trading revenues, liabilities	144	(8)
Gain (loss) on all other activity included in trading revenues, liabilities	487	1,664
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	115	129
Foreign currency translation impact, liabilities	106	(3,079)
Balance at end of period, liabilities	21,444	25,052